Monsanto Company
800 North Lindbergh Boulevard
St. Louis, Missouri 63167
http//www.monsanto.com

November 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

Transmitted herewith is Monsanto Company’s Form 10-K for the period ended August 31, 2004, together with the related financial statements, financial statement schedules and exhibits.

The financial statements contained in Monsanto Company’s Form 10-K provided herewith do not reflect any change from the preceding period in accounting principles or practices or in the method of applying such principles or practices.

I have signed for the Company as Controller and its Principal Accounting Officer.

Sincerely,

/s/ Richard B. Clark

Richard B. Clark
Vice President and Controller